Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Customer [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Suppliers [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Accounts receivable [Member] | Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	47.40%
Accounts receivable [Member] | Blue Sky [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	11.76%	12.52%
Accounts receivable [Member] | Dalate Sino German Environmental Protection Science and Technology Co., Ltd [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		46.96%
Accounts payable [Member] | Dalian Huarui [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	50.56%	21.03%
Accounts payable [Member] | Qingdao Longde Water Affair Engineering Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	18.44%